SIGNIFICANT AGREEMENTS AND CONTRACTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SIGNIFICANT AGREEMENTS AND CONTRACTS
6. SIGNIFICANT AGREEMENTS AND CONTRACTS
Janssen License Agreement
On April 23, 2024, the Company and Janssen entered into a license and technology transfer agreement, or the Janssen License Agreement, which effectively terminated the Janssen Collaboration Agreement (as defined below), including the license granted by the Company to Janssen.
Under the Janssen License Agreement, the Company also assumed responsibility for further clinical development, manufacture, registration and commercialization of DFCs based on the Company’s Cloudbreak platform for the prevention and treatment of influenza, including CD388 and products or compounds containing CD388. Janssen granted the Company an exclusive, worldwide, fee-bearing
royalty-free license for certain Janssen-controller technology to develop, manufacture, and commercialize compounds and products, including CD388. Janssen agreed to (i) transfer and disclose to the Company certain Janssen-controlled know-how
related to CD388, including manufacturing
know-how,
data and documentation, (ii) transfer all existing quantities of CD388 clinical materials, and (iii) transfer the cell banks used by or on behalf of Janssen for the production of CD388.
The Company paid Janssen an upfront payment of $85.0 million on April 24, 2024. The Company is also obligated to pay Janssen up to $150.0 million in development and regulatory milestone payments with respect to CD388 and up to $455.0 million in commercialization milestone payments with respect to CD388. The Company has no obligation to pay any royalties to Janssen for future sales of any commercialized CD388 product.
As the Company had an existing revenue contract with Janssen, or the Janssen Collaboration Agreement, the Company considered the contract modification and consideration payable to a customer guidance in ASC 606. The Company determined this bundled arrangement would be accounted for as a termination of the existing revenue contract and the creation of a new arrangement. No amounts paid or payable to Janssen were recorded against revenue as the consideration payable to Janssen does not exceed the fair value of the distinct assets acquired in the Janssen License Agreement.
In accordance with authoritative guidance, the Company was determined to be the accounting acquirer and substantially all of the fair value of the gross assets acquired is concentrated in the IPR&D of CD388. The reacquired license to develop, manufacture, and commercialize activities of CD388 is part of the acquired IPR&D. The transaction was accounted for as an asset acquisition. The acquired IPR&D did not have an alternative future use as of the acquisition date. Therefore the initial purchase price of $85.4 million, inclusive of $0.4 million in direct transaction costs, was expensed as of the acquisition date as acquired IPR&D in the condensed consolidated statements of operations and comprehensive loss for the nine months ended September 30, 2024.
Prior to the acquisition, the Company had $0.5 million in contract liabilities related to deferred revenue balances and unearned cancelled performance obligations associated with the Janssen Collaboration Agreement. The settlement of the preexisting contract liabilities was recorded as an offset to the Janssen License Agreement’s initial purchase price resulting in $84.9 million expensed as acquired IPR&D in condensed consolidated statements of operations and comprehensive loss.
The Company’s contingent future obligation to pay Janssen up to $150.0 million in development and regulatory milestone payments with respect to CD388 and up to $455.0 million in commercialization milestone payments with respect to CD388 will be recognized if and when the contingency is resolved and the consideration is paid or becomes payable.

Janssen Collaboration Agreement
On March 31, 2021, the Company and Janssen entered into an exclusive, worldwide license and collaboration agreement, or Janssen Collaboration Agreement, to develop and commercialize one or more DFCs based on the Company’s Cloudbreak platform, for the prevention and treatment of influenza, including CD388 and CD377, or the Products. The effectiveness of the Janssen Collaboration Agreement, including the effectiveness of the terms and conditions described below, was subject to the expiration or earlier termination of all applicable waiting periods under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, or HSR. HSR clearance was obtained on May 12, 2021 and the Janssen Collaboration Agreement became effective on the same date.
Collaboration
. The Company and Janssen collaborated in the research, preclinical development and early clinical development of CD388 or another mutually-agreed influenza DFC development candidate, or, in each case, the Development Candidate, under a mutually-agreed R&D plan, or the Research Plan, with the objective of advancing such Development Candidate through the completion of mutually-agreed Phase 1 clinical trials and the first Phase 2 clinical trial, or Phase 2 Study. The Company was responsible for performing, or having performed, all investigational new drug application, or IND, -enabling studies and clinical trials under the Research Plan, and the Company was the IND holder for the Research Plan clinical trials. Both parties were responsible for conducting certain specified chemistry, manufacturing and controls, or CMC, development activities under the Research Plan. Janssen was solely responsible, and reimbursed the Company, for internal full-time equivalent and out-of-pocket
costs incurred by the Company in performing Research Plan activities in accordance with a mutually-agreed budget.
In September 2023, Janssen delivered its Election to Proceed Notice for CD388, whereby Janssen assumed the future development, manufacturing and commercialization activities of CD388 under the Janssen Collaboration Agreement. The Company continued to work in collaboration with Janssen to complete the Phase 1 and Phase 2a clinical trials and was reimbursed for all ongoing development activities by Janssen as per the Janssen Collaboration Agreement. Following Janssen’s Election to Proceed Notice, Janssen was obligated at its sole expense to diligently continue development and commercialization.
Licenses
. Upon the effectiveness of the Janssen Collaboration Agreement, the Company granted Janssen an exclusive, worldwide, royalty-bearing license to develop, register and commercialize Products, subject to the Company’s retained right to conduct Research Plan activities as described above.
Non-Compete
Covenant
. The Company covenanted that, except for the performance of Research Plan activities, from the effectiveness of the Janssen Collaboration Agreement until the fifth anniversary of the completion of all Research Plan activities and the Company’s delivery to Janssen of all Research Plan deliverables, the Company and its affiliates will not directly or indirectly (including through any third-party contractor or through or in collaboration with any third-party licensee) develop, file any IND or application for marketing approval for, or commercialize any DFC that binds influenza or influenza viral proteins at therapeutic levels, except that the Company has the right to conduct limited internal research of such DFCs for the purposes of generating data to support patent filings and improving and further developing the Company’s DFC technology more broadly. The Company’s non-compete
covenant described above does not apply to any DFC that demonstrates high specificity for a virus other than the influenza virus and does not possess significant activity against the influenza virus.
Financial Terms
. Upon the effectiveness of the Janssen Collaboration Agreement, Janssen paid the Company an upfront payment of $27.0 million. As of the execution of the Janssen Collaboration Agreement, the Company was eligible for reimbursement by Janssen of up to $58.2 million in R&D costs incurred in conducting
Research Plan activities. The Company was also eligible to receive up to $695.0 million in development, regulatory and commercial milestone payments, as well as royalties on tiers of annual net sales at rates from the mid-single
digits to the high-single digits.
Termination
. The Janssen Collaboration Agreement was terminated upon the effectiveness of the Janssen License Agreement on April 24, 2024, and all potential future milestone payments and royalties were forfeited by the Company.
Revenue Recognition
Prior to the Janssen Collaboration Agreement termination on April 24, 2024, the Company determined the transaction price is equal to the up-front
fee of $27.0 million, plus the R&D funding of $47.8 million, plus milestones achieved of $10.0 million. The transaction price included the total estimated costs related to R&D and clinical supply services. No revenue was reversed due to the change in transaction price as revenue is recognized based on actual amounts billed. The transaction price was allocated to the performance obligations on the basis of the relative stand-alone selling price estimated for each performance obligation. In estimating the stand-alone selling price for each performance obligation, the Company utilized discounted cash flows and developed assumptions that required judgment and included forecasted revenues, expected development timelines, discount rates, probabilities of technical and regulatory success, costs to continue the R&D efforts and costs for manufacturing clinical supplies.
A description of the distinct performance obligations identified under the Janssen Collaboration Agreement, as well as the amount of revenue allocated to each distinct performance obligation, was as follows:
Licenses of Intellectual Property.
The license to the Company’s intellectual property, bundled with the associated know-how,
represented a distinct performance obligation. The license and associated know-how
was transferred to Janssen in May 2021, therefore the Company recognized the revenue related to this performance obligation in the amount of $26.8 million in May 2021 as collaboration revenue in its condensed consolidated statements of operations and comprehensive loss.
Research and Development Services.
The R&D services performed represents a distinct performance obligation. The Company recognized revenue based on actual amounts incurred as the underlying services were provided and billed at fair value.
Clinical Supply Services.
The Company’s initial obligation to supply drug supply for ongoing development represents a distinct performance obligation. The Company recognized revenue based on actual amounts incurred as the underlying services were provided and billed at fair value.
Milestone Payments.
In March 2022 and September 2023, the Company achieved milestones of $3.0 million and $7.0 million, respectively, under the Janssen Collaboration Agreement that the Company deemed to be tied to all the performance obligations identified in the original agreement. Revenue associated with these milestones has been allocated proportionately to the original transaction price which was allocated to the performance obligations on the basis of the relative stand-alone selling price estimated for each performance obligation. In conjunction with the performance obligations already delivered, revenue was recognized based on the progress of these performance obligations, the unrecognized portion was recorded as contract liabilities in prior reporting period ends and was expected to be recognized as revenue over the remaining progress of these performance obligations. The Company received payment for these milestones in May 2022 and September 2023, respectively.

Royalties.
As the license was deemed to be the predominant item to which sales-based royalties related, the Company recognized royalty revenue when the related sales occurred. No royalty revenue was recognized during the nine months ended September 30, 2024 and 2023.
Contract Liabilities
The following table presents a summary of the activity in the Company’s contract liabilities pertaining to the Janssen Collaboration Agreement during the nine months ended September 30, 2024 (in thousands):

Opening balance, December 31, 2023	$430
Revenue from performance obligations satisfied during reporting period	(370)
Gain on settlement of unsatisfied performance obligations	(60)

Closing balance, September 30, 2024	$—

As of September 30, 2024, the aggregate transaction price allocated to performance obligations that are unsatisfied is zero under the Janssen Collaboration Agreement.
As of September 30, 2024, the Company recorded no accounts receivable associated with the Janssen Collaboration Agreement. As of December 31, 2023, the Company recorded $1.9 million in accounts receivable associated with the Janssen Collaboration Agreement.
The following table presents collaboration revenue under the Janssen Collaboration Agreement (in thousands):

	Nine Months Ended September 30,
	2024	2023
Revenue from Janssen Collaboration Agreement:
Point in Time:
License of Intellectual Property - upon milestone achieved	$—	$2,347
Over Time:
Research and Development Services	$1,273	$16,324
Clinical Supply Services	2	1,856

Total Revenue from Janssen Collaboration Agreement	$1,275	$20,527

8. SIGNIFICANT AGREEMENTS AND CONTRACTS
Janssen Collaboration Agreement
On March 31, 2021, the Company and Janssen entered into the Janssen Collaboration Agreement to develop and commercialize one or more DFCs based on the Company’s Cloudbreak platform, for the prevention and treatment of influenza, including CD388 and CD377, or the Products. The effectiveness of the Janssen Collaboration Agreement, including the effectiveness of the terms and conditions described below, was subject to the expiration or earlier termination of all applicable waiting periods under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, or HSR. HSR clearance was obtained on May 12, 2021 and the Janssen Collaboration Agreement became effective on the same date.
Collaboration
. The Company and Janssen collaborated in the research, preclinical development and early clinical development of CD388 or another mutually-agreed influenza DFC development candidate, or, in each case, the Development Candidate, under a mutually-agreed research and development plan, or the Research Plan, with the objective of advancing such Development Candidate through the completion of mutually-agreed Phase 1 clinical trials and the first Phase 2 clinical trial, or Phase 2 Study. Unless otherwise agreed by the parties, the Company was responsible for performing, or having performed, all investigational new drug application, or IND, -enabling studies and clinical trials under the Research Plan, and the Company is the IND holder for the Research
Plan clinical trials. Both parties were responsible for conducting certain specified chemistry, manufacturing and controls, or CMC, development activities under the Research Plan. Janssen was solely responsible, and reimbursed the Company, for internal full-time equivalent and out-of-pocket
costs incurred by the Company in performing Research Plan activities in accordance with a mutually-agreed budget.
In September 2023 Janssen delivered its Election to Proceed Notice for CD388 whereby Janssen assumed the future development, manufacturing and commercialization activities of CD388 under the Janssen Collaboration Agreement. The Company continued to work in collaboration with Janssen to complete the Phase 1 and Phase 2a clinical trials and was reimbursed for all ongoing development activities by Janssen as per the Janssen Collaboration Agreement.
Following Janssen’s Election to Proceed Notice, Janssen, was obligated at its sole expense to diligently continue development and commercialization.
Licenses
. Upon the effectiveness of the Janssen Collaboration Agreement, the Company granted Janssen an exclusive, worldwide, royalty-bearing license to develop, register and commercialize Products, subject to the Company’s retained right to conduct Research Plan activities as described above. In addition, the Company granted Janssen an exclusive right of first negotiation until December 31, 2021, to negotiate and enter into a separate definitive agreement pursuant to which the parties would collaborate in the research and development of DFCs for the treatment or prevention of respiratory syncytial virus. This right of first negotiation expired on December 31, 2021.
Non-Compete
Covenant
. The Company will covenant that, except for the performance of Research Plan activities, from the effectiveness of the Janssen Collaboration Agreement until the fifth anniversary of the completion of all Research Plan activities and the Company’s delivery to Janssen of all Research Plan deliverables, the Company and its affiliates will not directly or indirectly (including through any third-party contractor or through or in collaboration with any third-party licensee) develop, file any IND or application for marketing approval for, or commercialize any DFC that binds influenza or influenza viral proteins at therapeutic levels, except that the Company has the right to conduct limited internal research of such DFCs for the purposes of generating data to support patent filings and improving and further developing the Company’s DFC technology more broadly. The Company’s non-compete
covenant described above will not apply to any DFC that demonstrates high specificity for a virus other than the influenza virus and does not possess significant activity against the influenza virus.
Financial Terms
. Upon the effectiveness of the Janssen Collaboration Agreement, Janssen paid the Company an upfront payment of $27.0 million. As of the execution of the Janssen Collaboration Agreement, the Company was eligible for reimbursement by Janssen of up to $58.2 million in research and development costs incurred in conducting Research Plan activities. The Company was also eligible to receive up to $695.0 million in development, regulatory and commercial milestone payments, as well as royalties on tiers of annual net sales at rates from the mid-single
digits to the high-single digits.
Termination
. The Janssen Collaboration Agreement was terminated upon the effectiveness of the Janssen License Agreement on April 24, 2024, and all potential future milestone payments and royalties were forfeited by the Company.
Revenue Recognition
As of December 31, 2023, the Company determined the transaction price is equal to the up-front
fee of $27.0 million, plus the research and development funding of $49.8 million, plus milestones achieved of
$10.0 million. The transaction price includes the total estimated costs related to research and development and clinical supply services, which can increase or decrease as costs to continue the research and development efforts become known. No revenue was reversed due to the change in transaction price as revenue is recognized based on actual amounts billed. The transaction price was allocated to the performance obligations on the basis of the relative stand-alone selling price estimated for each performance obligation. In estimating the stand-alone selling price for each performance obligation, the Company utilized discounted cash flows and developed assumptions that required judgment and included forecasted revenues, expected development timelines, discount rates, probabilities of technical and regulatory success, costs to continue the research and development efforts and costs for manufacturing clinical supplies. A description of the distinct performance obligations identified under the Janssen Collaboration Agreement, as well as the amount of revenue allocated to each distinct performance obligation, is as follows:
Licenses of Intellectual Property.
The license to the Company’s intellectual property, bundled with the associated know-how,
represents a distinct performance obligation. The license and associated know-how
was transferred to Janssen in May 2021, therefore the Company recognized the revenue related to this performance obligation in the amount of $26.8 million, as restated, in May 2021 as collaboration revenue in its consolidated statements of operations and comprehensive loss.
Research and Development Services.
The research and development services to be performed represents a distinct performance obligation. The Company recognizes revenue based on actual amounts incurred as the underlying services are provided and billed at fair value.
Clinical Supply Services.
The Company’s initial obligation to supply drug supply for ongoing development represents a distinct performance obligation. The Company recognizes revenue based on actual amounts incurred as the underlying services are provided and billed at fair value.
Milestone Payments.
In March 2022 and September 2023, the Company achieved milestones of $3.0 million and $7.0 million, respectively, under the Janssen Collaboration Agreement that the Company deems to be tied to all the performance obligations identified in the original agreement. Revenue associated with these milestones has been allocated proportionately to the original transaction price which was allocated to the performance obligations on the basis of the relative stand-alone selling price estimated for each performance obligation. In conjunction with the performance obligations already delivered, revenue is recognized based on the progress of these performance obligations, the unrecognized portion is recorded as contract liabilities at the reporting period end and will be recognized as revenue over the remaining progress of these performance obligations. The Company received payment for these milestones in May 2022 and September 2023, respectively. The Company determined that as of December 31, 2023, all remaining potential milestone payments are probable of significant revenue reversal as their achievement is highly dependent on factors outside the Company’s control or are otherwise constrained under the variable consideration guidance. Therefore, these milestone payments have been fully constrained and are not included in the transaction price. At the end of each subsequent reporting period, the Company will re-evaluate
the probability of achievement of each milestone and any related constraint.
Royalties.
As the license is deemed to be the predominant item to which sales-based royalties relate, the Company will recognize royalty revenue when the related sales occur. No royalty revenue was recognized during the years ended December 31, 2023 and 2022.

Contract Liabilities
The following table presents a summary of the activity in the Company’s contract liabilities pertaining to the Janssen Collaboration Agreement during the year ended December 31, 2023 (in thousands):

Opening balance, December 31, 2022	$1,004
Payments received in advance	292
Revenue from performance obligations satisfied during reporting period	(866)
Closing balance, December 31, 2023	$430
Current portion of contract liabilities	$430
Long-term portion of contract liabilities	—
Total contract liabilities, December 31, 2023	$430
As of December 31, 2023, the aggregate transaction price allocated to performance obligations that are unsatisfied is $3.8 million under the Janssen Collaboration Agreement. These amounts are expected to be recognized over 0.5 years which represent the remaining research periods under the Janssen Collaboration Agreement.
As of December 31, 2023 and December 31, 2022, the Company recorded $1.9 million and $5.6 million, respectively, in accounts receivable associated with the Janssen Collaboration Agreement.
The following table presents collaboration revenue under the Janssen Collaboration Agreement (in thousands):

	Year Ended December 31, 2023	Year Ended December 31, 2022
		(As Restated)
Revenue from Janssen Collaboration Agreement:
Point in Time:
License of Intellectual Property - upon milestones achieved	$2,347	$976
Over Time:
Research and Development Services	19,011	18,814
Clinical Supply Services	1,925	3,706

Total Revenue from Janssen Collaboration Agreement	$23,283	$23,496